HAYS SERIES TRUST

Hays US Opportunity Fund

Hays Tactical Multi-Asset Fund

Incorporated herein by reference are the definitive versions of the Hays US Opportunity Fund and the Hays Tactical Multi-Asset Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 30, 2015 (SEC Accession No. 0001580642-15-004932).